Operating Expenses And Administration Fee (Narrative) (Details) - Millburn Multi-Markets Fund L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses And Administration Fee [Line Items]
Operating expense fee, percentage per annum	0.50%
Paid expenses incurred in connection with the organization of the Partnership	$ 727,524	$ 706,957
General Partner waived Company-level operating expenses		94,023
Partnership [Member]
Operating Expenses And Administration Fee [Line Items]
Paid expenses incurred in connection with the organization of the Partnership	$ 395,947	$ 311,120